Employees' Stock Option Plans (ESOP) - Summary of Stock Option Grant (Details) - shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	9,504,262	6,159,511	4,491,012
2015 Stock Incentive Compensation Plan | RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	5,139,370	2,152,454	1,590,423
2015 Stock Incentive Compensation Plan | Incentive Units Cash Settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	176,990	92,400	49,960
2015 Stock Incentive Compensation Plan | KMPs | RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	494,650	367,479	284,543
2015 Stock Incentive Compensation Plan | Employees Other Than KMPs | RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	4,644,720	1,784,975	1,305,880
2015 Stock Incentive Compensation Plan | Other Employees | Incentive Units Cash Settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	176,990	92,400	49,960
2019 Stock Ownership Program | Equity Settled Performance Based RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	4,187,902	3,914,657	2,850,629
2019 Stock Ownership Program | KMPs | Equity Settled Performance Based RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	139,271	207,893	146,962
2019 Stock Ownership Program | Employees Other Than KMPs | Equity Settled Performance Based RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	4,048,631	3,706,764	2,703,667